Quarterly Financial Data (Schedule of Quarterly Financial Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Quarterly Financial Data [Abstract]
Net revenues	$ 20,390	$ 20,629	$ 20,483	$ 18,527	$ 19,742	$ 19,592	$ 20,037	$ 18,022	$ 80,029	[1]	$ 77,393	[1]	$ 76,346	[1]
Gross profit	5,187	5,309	5,216	5,095	5,208	5,336	5,454	5,006	20,807		21,004		20,419
Net earnings attributable to PMI	$ 1,987	$ 2,340	$ 2,124	$ 2,125	$ 2,095	$ 2,227	$ 2,317	$ 2,161	$ 8,576		$ 8,800		$ 8,591
Per share data:
Basic EPS (in dollars per share)	$ 1.24	$ 1.44	$ 1.30	$ 1.28	$ 1.25	$ 1.32	$ 1.36	$ 1.25	$ 5.26		$ 5.17		$ 4.85
Diluted EPS (in dollars per share)	$ 1.24	$ 1.44	$ 1.30	$ 1.28	$ 1.25	$ 1.32	$ 1.36	$ 1.25	$ 5.26		$ 5.17		$ 4.85
Dividends declared (in dollars per share)	$ 0.94	$ 0.94	$ 0.85	$ 0.85	$ 0.85	$ 0.85	$ 0.77	$ 0.77	$ 3.58		$ 3.24		$ 2.82
Market price:
High (in dollars per share)	$ 91.81	$ 91.40	$ 96.73	$ 93.61	$ 94.13	$ 93.60	$ 91.05	$ 88.86
Low (in dollars per share)	$ 83.81	$ 82.86	$ 86.05	$ 84.33	$ 82.10	$ 86.11	$ 81.10	$ 72.85

[1]	Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.8 billion, $7.7 billion and $8.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively.